Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 1,185	$ 6,760
Prepaid expenses and other assets	14,077	833
Total current assets	15,262	7,593
Restricted cash		161,449
Cash and investment held in Trust Account	12,257,933	23,769,229
TOTAL ASSETS	12,273,195	23,938,271
Current liabilities
Accounts payable and accrued expenses	2,929,443	2,846,126
Franchise tax payable		80,000
Income taxes payable	125,950
Excise tax payable and interest and penalties	719,090	583,520
Working capital loans – related party	1,740,966	549,100
Total current liabilities	8,225,483	6,648,780
Deferred underwriting fee payable	2,704,690	2,704,690
TOTAL LIABILITIES	10,930,173	9,353,470
COMMITMENTS AND CONTINGENCIES (NOTE 6)
REDEEMABLE COMMON STOCK
Common Stock subject to possible redemption, $0.0001 par value, 1,082,789 shares at redemption value of $11.22 per share at December 31, 2024 and 2,172,851 shares at redemption value of $10.98 at December 31, 2023, respectively	12,145,287	23,850,678
STOCKHOLDERS’ DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at December 31, 2024 and 2023
Common stock; $0.0001 par value; 100,000,000 shares authorized; 2,283,976 shares issued and outstanding at December 31, 2024 and 2023, respectively (excluding 1,082,789 shares at December 31, 2024 and 2,172,851 shares at December 31, 2023 subject to redemption)	228	228
Additional Paid in Capital
Accumulated deficit	(10,802,493)	(9,266,105)
TOTAL STOCKHOLDERS’ DEFICIT	(10,802,265)	(9,265,877)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS’ DEFICIT	12,273,195	23,938,271
Due to Affiliates
Current liabilities
Due to affiliates	413,663	293,663
Related Party
Current liabilities
Convertible promissory notes – related party	$ 2,296,371	$ 2,296,371